UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class Z : FZACX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Industrials	13.7
Health Care	11.1
Communication Services	8.3
Consumer Discretionary	8.3
Financials	8.1
Materials	7.3
Energy	6.7
Consumer Staples	2.6
Utilities	2.1
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 3.0
Taiwan - 1.7
Netherlands - 1.2
United Kingdom - 1.1
Belgium - 0.9
Chile - 0.8
Italy - 0.5
Australia - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Apple Inc	5.2
Alphabet Inc Class C	4.7
Amazon.com Inc	3.4
Microsoft Corp	3.2
Meta Platforms Inc Class A	2.2
Exxon Mobil Corp	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
NextEra Energy Inc	1.5
Eli Lilly & Co	1.4
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915512.101    2528-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class O : FDESX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 20	0.41%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Industrials	13.7
Health Care	11.1
Communication Services	8.3
Consumer Discretionary	8.3
Financials	8.1
Materials	7.3
Energy	6.7
Consumer Staples	2.6
Utilities	2.1
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 3.0
Taiwan - 1.7
Netherlands - 1.2
United Kingdom - 1.1
Belgium - 0.9
Chile - 0.8
Italy - 0.5
Australia - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Apple Inc	5.2
Alphabet Inc Class C	4.7
Amazon.com Inc	3.4
Microsoft Corp	3.2
Meta Platforms Inc Class A	2.2
Exxon Mobil Corp	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
NextEra Energy Inc	1.5
Eli Lilly & Co	1.4
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915514.101    6-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class M : FDTEX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.08%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Industrials	13.7
Health Care	11.1
Communication Services	8.3
Consumer Discretionary	8.3
Financials	8.1
Materials	7.3
Energy	6.7
Consumer Staples	2.6
Utilities	2.1
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 3.0
Taiwan - 1.7
Netherlands - 1.2
United Kingdom - 1.1
Belgium - 0.9
Chile - 0.8
Italy - 0.5
Australia - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Apple Inc	5.2
Alphabet Inc Class C	4.7
Amazon.com Inc	3.4
Microsoft Corp	3.2
Meta Platforms Inc Class A	2.2
Exxon Mobil Corp	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
NextEra Energy Inc	1.5
Eli Lilly & Co	1.4
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915510.101    1445-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class I : FDTIX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.56%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Industrials	13.7
Health Care	11.1
Communication Services	8.3
Consumer Discretionary	8.3
Financials	8.1
Materials	7.3
Energy	6.7
Consumer Staples	2.6
Utilities	2.1
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 3.0
Taiwan - 1.7
Netherlands - 1.2
United Kingdom - 1.1
Belgium - 0.9
Chile - 0.8
Italy - 0.5
Australia - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Apple Inc	5.2
Alphabet Inc Class C	4.7
Amazon.com Inc	3.4
Microsoft Corp	3.2
Meta Platforms Inc Class A	2.2
Exxon Mobil Corp	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
NextEra Energy Inc	1.5
Eli Lilly & Co	1.4
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915511.101    1446-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class C : FDTCX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.60%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Industrials	13.7
Health Care	11.1
Communication Services	8.3
Consumer Discretionary	8.3
Financials	8.1
Materials	7.3
Energy	6.7
Consumer Staples	2.6
Utilities	2.1
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 3.0
Taiwan - 1.7
Netherlands - 1.2
United Kingdom - 1.1
Belgium - 0.9
Chile - 0.8
Italy - 0.5
Australia - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Apple Inc	5.2
Alphabet Inc Class C	4.7
Amazon.com Inc	3.4
Microsoft Corp	3.2
Meta Platforms Inc Class A	2.2
Exxon Mobil Corp	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
NextEra Energy Inc	1.5
Eli Lilly & Co	1.4
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915509.101    1444-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class A : FDTOX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,664,227,280
Number of Holdings	233
Portfolio Turnover	99%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Industrials	13.7
Health Care	11.1
Communication Services	8.3
Consumer Discretionary	8.3
Financials	8.1
Materials	7.3
Energy	6.7
Consumer Staples	2.6
Utilities	2.1
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 3.0
Taiwan - 1.7
Netherlands - 1.2
United Kingdom - 1.1
Belgium - 0.9
Chile - 0.8
Italy - 0.5
Australia - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Apple Inc	5.2
Alphabet Inc Class C	4.7
Amazon.com Inc	3.4
Microsoft Corp	3.2
Meta Platforms Inc Class A	2.2
Exxon Mobil Corp	1.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
NextEra Energy Inc	1.5
Eli Lilly & Co	1.4
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915513.101    395-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class O : FDETX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 27	0.53%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.4
Industrials	17.3
Financials	12.7
Energy	10.3
Health Care	10.1
Communication Services	10.0
Consumer Discretionary	5.7
Consumer Staples	5.1
Materials	1.3
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Canada - 2.7
Belgium - 1.3
United Kingdom - 1.1
Taiwan - 0.9
Netherlands - 0.6
Zambia - 0.6
Germany - 0.5
France - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	5.0
Boeing Co	4.6
Exxon Mobil Corp	4.4
Wells Fargo & Co	4.3
GE Aerospace	4.0
GE Vernova Inc	3.9
Alphabet Inc Class A	3.3
Apple Inc	3.2
Amazon.com Inc	2.9
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915518.101    306-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class M : FDTZX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.16%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.4
Industrials	17.3
Financials	12.7
Energy	10.3
Health Care	10.1
Communication Services	10.0
Consumer Discretionary	5.7
Consumer Staples	5.1
Materials	1.3
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Canada - 2.7
Belgium - 1.3
United Kingdom - 1.1
Taiwan - 0.9
Netherlands - 0.6
Zambia - 0.6
Germany - 0.5
France - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	5.0
Boeing Co	4.6
Exxon Mobil Corp	4.4
Wells Fargo & Co	4.3
GE Aerospace	4.0
GE Vernova Inc	3.9
Alphabet Inc Class A	3.3
Apple Inc	3.2
Amazon.com Inc	2.9
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915516.101    1449-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class I : FDEIX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.66%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.4
Industrials	17.3
Financials	12.7
Energy	10.3
Health Care	10.1
Communication Services	10.0
Consumer Discretionary	5.7
Consumer Staples	5.1
Materials	1.3
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Canada - 2.7
Belgium - 1.3
United Kingdom - 1.1
Taiwan - 0.9
Netherlands - 0.6
Zambia - 0.6
Germany - 0.5
France - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	5.0
Boeing Co	4.6
Exxon Mobil Corp	4.4
Wells Fargo & Co	4.3
GE Aerospace	4.0
GE Vernova Inc	3.9
Alphabet Inc Class A	3.3
Apple Inc	3.2
Amazon.com Inc	2.9
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915517.101    1451-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class C : FDECX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.66%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.4
Industrials	17.3
Financials	12.7
Energy	10.3
Health Care	10.1
Communication Services	10.0
Consumer Discretionary	5.7
Consumer Staples	5.1
Materials	1.3
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Canada - 2.7
Belgium - 1.3
United Kingdom - 1.1
Taiwan - 0.9
Netherlands - 0.6
Zambia - 0.6
Germany - 0.5
France - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	5.0
Boeing Co	4.6
Exxon Mobil Corp	4.4
Wells Fargo & Co	4.3
GE Aerospace	4.0
GE Vernova Inc	3.9
Alphabet Inc Class A	3.3
Apple Inc	3.2
Amazon.com Inc	2.9
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915515.101    1448-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class A : FDTTX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.82%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,703,739,173
Number of Holdings	194
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.4
Industrials	17.3
Financials	12.7
Energy	10.3
Health Care	10.1
Communication Services	10.0
Consumer Discretionary	5.7
Consumer Staples	5.1
Materials	1.3
Utilities	0.9
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Canada - 2.7
Belgium - 1.3
United Kingdom - 1.1
Taiwan - 0.9
Netherlands - 0.6
Zambia - 0.6
Germany - 0.5
France - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	5.0
Boeing Co	4.6
Exxon Mobil Corp	4.4
Wells Fargo & Co	4.3
GE Aerospace	4.0
GE Vernova Inc	3.9
Alphabet Inc Class A	3.3
Apple Inc	3.2
Amazon.com Inc	2.9
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915519.101    396-TSRS-0526

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Diversified Stock Fund
Consolidated Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
BHP Group Ltd ADR (a)	128,800	9,368,912
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	114,800	34,588,866
CANADA - 3.0%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Dollarama Inc	39,900	4,896,936
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	40,133	3,275,032
TOTAL CONSUMER DISCRETIONARY		8,171,968
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Imperial Oil Ltd	147,700	19,346,141
Suncor Energy Inc (United States)	89,300	5,903,623
TOTAL ENERGY		25,249,764
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	89,600	10,628,352
Materials - 1.8%
Chemicals - 0.6%
Nutrien Ltd (United States) (a)	276,200	20,842,052
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd/CA (United States)	100,700	20,440,086
Franco-Nevada Corp	94,200	23,324,845
Major Drilling Group International Inc (b)	19,100	219,957
Orla Mining Ltd	80,500	1,294,504
		45,279,392
TOTAL MATERIALS		66,121,444
TOTAL CANADA		110,171,528
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	243,200	10,906,177
Lundin Mining Corp	684,500	17,069,445

TOTAL CHILE		27,975,622
CHINA - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Sany Heavy Equipment International Holdings Co Ltd	1,289,000	1,830,334
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	93,474	3,077,164
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	144,000	2,563,784
ITALY - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA non-voting shares	208,600	18,233,755
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC	57,600	1,621,547
TOTAL ITALY		19,855,302
JAPAN - 0.1%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	32,000	1,762,684
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	69,500	2,829,957
TOTAL JAPAN		4,592,641
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt (a)	17,800	925,244
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp (a)	38,537	6,630,676
NETHERLANDS - 1.2%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (b)	41,600	30,378,400
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	8,100	10,698,723
NXP Semiconductors NV	12,900	2,539,494
TOTAL INFORMATION TECHNOLOGY		13,238,217
TOTAL NETHERLANDS		43,616,617
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frontline PLC (a)	59,700	2,081,142
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Epiroc AB A Shares	61,400	1,511,474
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	187,800	63,467,010
UNITED KINGDOM - 1.1%
Consumer Staples - 1.0%
Tobacco - 1.0%
British American Tobacco PLC	598,300	34,736,597
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (c)(d)	879,300	2,374,237
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	1,900	2,646,016
TOTAL FINANCIALS		5,020,253
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	83,600	1,270,087
TOTAL UNITED KINGDOM		41,026,937
UNITED STATES - 87.4%
Communication Services - 8.2%
Entertainment - 0.4%
Netflix Inc (b)	148,900	14,316,735
Interactive Media & Services - 7.8%
Alphabet Inc Class A	118,000	33,932,080
Alphabet Inc Class C	600,560	172,276,642
Meta Platforms Inc Class A	140,531	80,402,001
		286,610,723
TOTAL COMMUNICATION SERVICES		300,927,458
Consumer Discretionary - 7.4%
Automobiles - 0.6%
Tesla Inc (b)	61,100	22,713,925
Broadline Retail - 3.4%
Amazon.com Inc (b)	604,900	125,982,523
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp	128,700	3,330,756
Cava Group Inc (a)(b)	68,700	5,557,830
Hilton Worldwide Holdings Inc	31,784	9,664,879
Marriott International Inc/MD Class A1	2,300	752,261
Starbucks Corp	113,900	10,204,301
Viking Holdings Ltd (b)	160,200	11,771,496
Wingstop Inc	38,000	5,888,860
		47,170,383
Household Durables - 0.6%
SharkNinja Inc (b)	32,700	3,462,930
Somnigroup International Inc	85,000	6,283,200
Toll Brothers Inc	86,200	11,763,714
		21,509,844
Specialty Retail - 1.4%
Lowe's Cos Inc	55,166	13,034,622
Revolve Group Inc Class A (b)	17,100	386,631
Ross Stores Inc	12,900	2,794,527
TJX Cos Inc/The	121,240	19,362,028
Victoria's Secret & Co (b)	22,900	1,061,644
Warby Parker Inc Class A (b)	67,700	1,426,439
Williams-Sonoma Inc	69,600	12,690,168
		50,756,059
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	5,600	1,926,344
Tory Burch LLC Class A (b)(c)(d)(e)	28,846	1,044,504
		2,970,848
TOTAL CONSUMER DISCRETIONARY		271,103,582
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.8%
Dollar Tree Inc (b)	281,000	30,772,310
Food Products - 0.2%
Bunge Global SA	55,900	7,110,480
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	164,400	11,798,988
Tobacco - 0.3%
Philip Morris International Inc	56,600	9,358,244
TOTAL CONSUMER STAPLES		59,040,022
Energy - 5.9%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	353,600	21,587,280
Oil, Gas & Consumable Fuels - 5.3%
APA Corp	593,200	25,175,408
BP PLC ADR	27,200	1,278,400
Chevron Corp	176,300	36,476,470
ConocoPhillips	118,800	15,681,600
Energy Transfer LP	118,000	2,277,400
Exxon Mobil Corp	418,000	70,917,880
Marathon Petroleum Corp	44,700	10,914,846
Ovintiv Inc	181,100	10,750,096
Permian Resources Holdings Inc/DE Class A	140,900	3,003,988
Range Resources Corp	15,400	695,772
Shell PLC ADR	21,400	1,990,200
Valero Energy Corp	45,200	11,168,016
Williams Cos Inc/The	44,300	3,224,154
		193,554,230
TOTAL ENERGY		215,141,510
Financials - 8.0%
Banks - 1.3%
Bank of America Corp	8,600	419,250
First Horizon Corp	625,600	14,238,656
JPMorgan Chase & Co	73,700	21,679,592
US Bancorp	183,300	9,533,433
		45,870,931
Capital Markets - 4.3%
Bank of New York Mellon Corp/The	284,900	33,797,687
Cboe Global Markets Inc	106,900	30,046,383
Charles Schwab Corp/The	180,300	16,944,594
CME Group Inc Class A	27,400	8,092,590
Goldman Sachs Group Inc/The	3,000	2,537,970
KKR & Co Inc Class A	35,200	3,256,000
Morgan Stanley	199,700	32,864,629
Northern Trust Corp	65,600	9,155,792
State Street Corp	172,000	21,768,320
		158,463,965
Financial Services - 1.6%
Mastercard Inc Class A	83,159	41,551,226
Visa Inc Class A	61,600	18,617,984
		60,169,210
Insurance - 0.8%
AFLAC Inc	16,600	1,821,186
Chubb Ltd	82,800	26,987,004
		28,808,190
TOTAL FINANCIALS		293,312,296
Health Care - 9.4%
Biotechnology - 3.7%
Biogen Inc (b)	129,000	23,649,570
Blueprint Medicines Corp rights (b)(c)	3,000	0
Caris Life Sciences Inc (b)	213,500	3,817,380
Centessa Pharmaceuticals PLC ADR (b)	27,200	1,080,384
Cogent Biosciences Inc (b)	144,900	5,577,201
Cytokinetics Inc (b)	61,000	4,020,510
Gilead Sciences Inc	251,400	35,037,618
Insmed Inc (b)	166,100	27,160,672
Madrigal Pharmaceuticals Inc (b)	1,700	889,899
Moderna Inc (a)(b)	406,500	20,650,200
Nuvalent Inc Class A (b)	35,000	3,585,750
Regeneron Pharmaceuticals Inc	8,800	6,799,232
Scholar Rock Holding Corp (b)	19,200	943,872
		133,212,288
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (b)	36,600	2,296,650
Edwards Lifesciences Corp (b)	157,700	12,628,616
Medline Inc Class A (a)	633,300	28,181,850
		43,107,116
Health Care Providers & Services - 0.6%
McKesson Corp	25,600	22,153,216
Life Sciences Tools & Services - 0.6%
Danaher Corp	52,300	9,916,080
Thermo Fisher Scientific Inc	24,200	11,895,026
		21,811,106
Pharmaceuticals - 3.3%
Eli Lilly & Co	55,338	50,898,232
Johnson & Johnson	75,800	18,528,552
Merck & Co Inc	240,500	28,929,745
Roche Holding AG	55,190	22,025,824
Structure Therapeutics Inc ADR (b)	41,600	2,005,120
		122,387,473
TOTAL HEALTH CARE		342,671,199
Industrials - 13.6%
Aerospace & Defense - 3.5%
Anduril Industries Inc Class B (c)(d)	3,198	203,841
Anduril Industries Inc Class C (c)(d)	2	127
Beta Technologies Inc Class A (a)(b)	31,500	463,050
Boeing Co (b)	183,120	36,446,374
BWX Technologies Inc	13,500	2,760,615
Carpenter Technology Corp	27,700	10,917,955
Curtiss-Wright Corp	1,200	817,344
General Dynamics Corp	38,700	13,282,614
Howmet Aerospace Inc	98,300	22,654,218
Huntington Ingalls Industries Inc	41,400	15,727,860
Karman Holdings Inc (b)	28,400	2,273,420
Leonardo DRS Inc	8,300	369,516
Space Exploration Technologies Corp (b)(c)(d)	9,098	4,790,916
Textron Inc	90,800	7,950,448
Woodward Inc	22,194	7,943,676
		126,601,974
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	84,500	14,032,915
GXO Logistics Inc (b)	12,400	642,940
		14,675,855
Building Products - 0.6%
A O Smith Corp	57,900	3,817,926
Trane Technologies PLC	47,749	19,898,918
		23,716,844
Construction & Engineering - 1.1%
Dycom Industries Inc (b)	50,800	17,212,056
EMCOR Group Inc	22,800	16,833,468
Granite Construction Inc	47,100	5,646,348
		39,691,872
Electrical Equipment - 1.2%
Acuity Inc	2,200	616,484
Emerson Electric Co	58,700	7,690,874
GE Vernova Inc	19,900	17,370,710
Nextpower Inc Class A (b)	86,200	10,391,410
Regal Rexnord Corp	37,000	6,928,620
		42,998,098
Ground Transportation - 1.1%
JB Hunt Transport Services Inc	12,400	2,627,560
Lyft Inc Class A (b)	291,100	3,871,630
Norfolk Southern Corp	42,300	12,140,100
Old Dominion Freight Line Inc	105,000	20,517,000
XPO Inc (b)	8,000	1,556,400
		40,712,690
Machinery - 5.2%
AGCO Corp	15,400	1,784,398
Allison Transmission Holdings Inc	15,000	1,755,900
Caterpillar Inc	6,300	4,463,298
Cummins Inc	59,700	32,119,794
Deere & Co	61,400	34,586,620
Dover Corp	90,000	18,760,500
Ingersoll Rand Inc	103,300	8,276,396
ITT Inc	39,500	7,525,935
Oshkosh Corp	76,600	11,276,286
PACCAR Inc	136,900	15,811,950
Parker-Hannifin Corp	27,700	24,798,148
RBC Bearings Inc (b)	4,500	2,444,040
Symbotic Inc Class A (b)	7,500	399,000
Terex Corp	183,137	10,823,397
Westinghouse Air Brake Technologies Corp	66,300	16,569,033
		191,394,695
Passenger Airlines - 0.1%
Delta Air Lines Inc	57,500	3,822,600
Southwest Airlines Co	35,700	1,341,249
		5,163,849
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	8,400	2,228,688
Ferguson Enterprises Inc	41,000	9,563,660
WW Grainger Inc	2,800	3,054,268
		14,846,616
TOTAL INDUSTRIALS		499,802,493
Information Technology - 26.6%
Communications Equipment - 0.3%
Arista Networks Inc (b)	95,400	11,713,212
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	153,000	19,331,550
Coherent Corp (b)	65,800	15,674,218
Corning Inc	56,200	7,641,514
Flex Ltd (b)	51,000	3,338,460
Jabil Inc	69,800	18,540,974
		64,526,716
IT Services - 0.1%
Snowflake Inc (b)	24,800	3,740,336
Semiconductors & Semiconductor Equipment - 15.0%
Advanced Micro Devices Inc (b)	9,500	1,932,585
Analog Devices Inc	71,700	22,810,638
Applied Materials Inc	66,700	22,797,393
Broadcom Inc	139,100	43,052,841
Intel Corp (b)	652,700	28,803,651
KLA Corp	25,300	37,251,973
Lam Research Corp	44,300	9,465,138
MACOM Technology Solutions Holdings Inc (b)	3,200	710,624
Marvell Technology Inc	79,905	7,914,590
Micron Technology Inc	92,100	31,115,064
Monolithic Power Systems Inc	15,300	16,728,255
NVIDIA Corp	1,802,500	314,356,001
Teradyne Inc	36,600	10,850,436
		547,789,189
Software - 3.6%
Applied Intuition Inc Class A (b)(c)(d)	6,266	593,641
Canva Inc Class A (b)(c)(d)	5,833	7,855,826
Microsoft Corp	315,913	116,941,515
Palantir Technologies Inc Class A (b)	6,800	994,704
Palo Alto Networks Inc (b)	20,800	3,334,656
Rubrik Inc Class A (b)	18,900	925,533
Synopsys Inc (b)	5,100	2,022,048
		132,667,923
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	743,855	188,782,960
Seagate Technology Holdings PLC	18,400	7,208,384
Western Digital Corp	56,700	15,336,783
		211,328,127
TOTAL INFORMATION TECHNOLOGY		971,765,503
Materials - 4.1%
Chemicals - 1.6%
Albemarle Corp	11,200	2,010,736
Celanese Corp	38,100	2,505,837
Corteva Inc	209,700	17,553,987
Ecolab Inc	22,400	5,958,848
Mosaic Co/The	469,100	11,962,050
Sherwin-Williams Co/The	18,966	6,079,551
Westlake Corp (a)	120,900	14,123,538
		60,194,547
Construction Materials - 0.5%
CRH PLC	12,100	1,271,952
Martin Marietta Materials Inc	31,400	18,484,552
		19,756,504
Metals & Mining - 2.0%
Alcoa Corp	448,200	29,729,106
Century Aluminum Co (b)	66,400	3,897,016
Coeur Mining Inc (b)	175,500	3,294,135
Freeport-McMoRan Inc	76,700	4,508,426
Newmont Corp	90,000	9,742,500
Steel Dynamics Inc	111,000	19,980,000
		71,151,183
TOTAL MATERIALS		151,102,234
Real Estate - 0.5%
Health Care REITs - 0.4%
Ventas Inc	139,400	11,400,132
Industrial REITs - 0.1%
Prologis Inc	38,700	5,115,366
TOTAL REAL ESTATE		16,515,498
Utilities - 2.1%
Electric Utilities - 2.1%
Evergy Inc	103,600	8,486,912
Eversource Energy	166,000	11,500,480
NextEra Energy Inc	586,000	54,427,680
NRG Energy Inc	20,600	3,010,484
		77,425,556
Multi-Utilities - 0.0%
Consolidated Edison Inc	6,800	769,624
TOTAL UTILITIES		78,195,180
TOTAL UNITED STATES		3,199,576,975
TOTAL COMMON STOCKS (Cost $2,347,473,694)		3,572,860,228

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	17,226	4,662,733
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	6,500	1,068,080
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series G (c)(d)	30,000	1,912,200
Information Technology - 0.5%
IT Services - 0.0%
Yanka Industries Inc Series E (b)(c)(d)	165,574	246,705
Yanka Industries Inc Series F (b)(c)(d)	265,105	670,716
		917,421
Software - 0.5%
Anthropic PBC Series G (c)(d)	26,100	6,763,554
Applied Intuition Inc Series A2 (b)(c)(d)	8,157	772,794
Applied Intuition Inc Series B2 (b)(c)(d)	3,934	372,707
Evozyne Inc Series A (b)(c)(d)	20,000	328,000
MOLOCO Inc Series A (b)(c)(d)	100,208	7,070,677
		15,307,732
TOTAL INFORMATION TECHNOLOGY		16,225,153
TOTAL UNITED STATES		19,205,433
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,579,874)		23,868,166

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	124,241,238	124,266,086
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	85,707,430	85,716,001
TOTAL MONEY MARKET FUNDS (Cost $209,982,087)			209,982,087

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $2,586,035,655)	3,806,710,481
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(142,483,201)
NET ASSETS - 100.0%	3,664,227,280

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,377,274 or 1.2% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,226,484

Anthropic PBC Series G	1/27/2026	6,763,460

Applied Intuition Inc Class A	7/2/2024	374,048

Applied Intuition Inc Series A2	7/2/2024	486,931

Applied Intuition Inc Series B2	7/2/2024	234,840

Bytedance Ltd Series E1	11/18/2020	1,887,525

Canva Inc Class A	3/18/2024 - 8/19/2025	6,801,313

Evozyne Inc Series A	4/9/2021	449,400

MOLOCO Inc Series A	6/26/2023	6,012,480

Revolut Group Holdings Ltd	1/28/2026	2,679,181

Space Exploration Technologies Corp	10/25/2022	2,287,000

Starling Bank Ltd	6/18/2021 - 4/5/2022	1,694,172

Tory Burch LLC Class A	5/14/2015	2,255,162

Waymo LLC Series D-2	2/2/2026	1,068,053

Yanka Industries Inc Series E	5/15/2020	2,000,001

Yanka Industries Inc Series F	4/8/2021	8,450,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,113,028	345,269,370	276,119,704	869,216	3,392	-	124,266,086	124,241,238	0.2%
Fidelity Securities Lending Cash Central Fund	8,254,830	407,252,566	329,791,457	32,898	62	-	85,716,001	85,707,430	0.2%
Total	63,367,858	752,521,936	605,911,161	902,114	3,454	-	209,982,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	300,927,458	300,927,458	-	-
Consumer Discretionary	303,150,253	281,308,210	20,797,539	1,044,504
Consumer Staples	93,776,619	59,040,022	34,736,597	-
Energy	242,472,416	242,472,416	-	-
Financials	298,332,549	293,312,296	-	5,020,253
Health Care	407,638,465	351,023,775	56,614,690	-
Industrials	507,798,619	494,807,609	7,996,126	4,994,884
Information Technology	1,059,099,082	1,050,649,615	-	8,449,467
Materials	264,954,089	251,217,955	13,736,134	-
Real Estate	16,515,498	16,515,498	-	-
Utilities	78,195,180	78,195,180	-	-

Convertible Preferred Stocks
Communication Services	4,662,733	-	-	4,662,733
Consumer Discretionary	1,068,080	-	-	1,068,080
Industrials	1,912,200	-	-	1,912,200
Information Technology	16,225,153	-	-	16,225,153

Money Market Funds	209,982,087	209,982,087	-	-
Total Investments in Securities:	3,806,710,481	3,629,452,121	133,881,086	43,377,274
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2026 ($)
Common Stocks	15,226,553	-	(68,786)	4,351,341	-	-	-	-	19,509,108	(68,786)
Convertible Preferred Stocks	16,755,993	-	(719,340)	7,831,513	-	-	-	-	23,868,166	(719,340)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,841,850) - See accompanying schedule:
Unaffiliated issuers (cost $2,376,053,568)	$3,596,728,394
Fidelity Central Funds (cost $209,982,087)	209,982,087

Total Investment in Securities (cost $2,586,035,655)		$3,806,710,481
Restricted cash		17,500
Foreign currency held at value (cost $1,506)		1,506
Receivable for investments sold		15,355,535
Receivable for fund shares sold		314,140
Dividends receivable		2,348,249
Distributions receivable from Fidelity Central Funds		219,794
Prepaid expenses		1,484
Other receivables		32,176
Total assets		3,825,000,865
Liabilities
Payable to custodian bank	$511,104
Payable for investments purchased	71,641,418
Payable for fund shares redeemed	1,311,096
Accrued management fee	1,332,971
Distribution and service plan fees payable	187,692
Other payables and accrued expenses	73,365
Collateral on securities loaned	85,715,939
Total liabilities		160,773,585
Net Assets		$3,664,227,280
Net Assets consist of:
Paid in capital		$2,163,357,769
Total accumulated earnings (loss)		1,500,869,511
Net Assets		$3,664,227,280

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($2,668,917,811 ÷ 71,322,903 shares)		$37.42
Class A :
Net Asset Value and redemption price per share ($591,810,387 ÷ 16,710,351 shares)(a)		$35.42
Maximum offering price per share (100/94.25 of $35.42)		$37.58
Class M :
Net Asset Value and redemption price per share ($65,336,083 ÷ 1,880,721 shares)(a)		$34.74
Maximum offering price per share (100/96.50 of $34.74)		$36.00
Class C :
Net Asset Value and offering price per share ($40,462,024 ÷ 1,269,455 shares)(a)		$31.87
Class I :
Net Asset Value, offering price and redemption price per share ($175,318,168 ÷ 4,395,128 shares)		$39.89
Class Z :
Net Asset Value, offering price and redemption price per share ($122,382,807 ÷ 3,125,459 shares)		$39.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$17,102,661
Income from Fidelity Central Funds (including $32,898 from security lending)		902,114
Security lending		482
Total income		18,005,257
Expenses
Management fee	$8,266,336
Distribution and service plan fees	1,168,121
Custodian fees and expenses	61,992
Independent trustees' fees and expenses	6,189
Registration fees	52,890
Audit fees	44,075
Legal	6,869
Miscellaneous	6,351
Total expenses before reductions	9,612,823
Expense reductions	(1,312)
Total expenses after reductions		9,611,511
Net Investment income (loss)		8,393,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $368)	329,254,501
Fidelity Central Funds	3,454
Foreign currency transactions	2,762
Total net realized gain (loss)		329,260,717
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(331,485,140)
Assets and liabilities in foreign currencies	(9,939)
Total change in net unrealized appreciation (depreciation)		(331,495,079)
Net gain (loss)		(2,234,362)
Net increase (decrease) in net assets resulting from operations		$6,159,384
Consolidated Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,393,746	$17,415,381
Net realized gain (loss)	329,260,717	224,466,790
Change in net unrealized appreciation (depreciation)	(331,495,079)	262,280,394
Net increase (decrease) in net assets resulting from operations	6,159,384	504,162,565
Distributions to shareholders	(237,459,944)	(451,247,562)

Share transactions - net increase (decrease)	60,282,452	225,406,995
Total increase (decrease) in net assets	(171,018,108)	278,321,998

Net Assets
Beginning of period	3,835,245,388	3,556,923,390
End of period	$3,664,227,280	$3,835,245,388

Consolidated Financial Highlights
Fidelity Advisor® Diversified Stock Fund Class O

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.85	$39.46	$29.56	$26.24	$37.32	$30.57
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.21	.19	.26	.16
Net realized and unrealized gain (loss)	(.01)	5.19	10.82	5.47	(5.43)	8.28
Total from investment operations	.09	5.40	11.03	5.66	(5.17)	8.44
Distributions from net investment income	(.21)	(.21)	(.18)	(.22)	(.25) C	(.17)
Distributions from net realized gain	(2.32)	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(2.52) D	(5.01)	(1.13)	(2.34) D	(5.91)	(1.69) D
Net asset value, end of period	$37.42	$39.85	$39.46	$29.56	$26.24	$37.32
Total Return E,F	.09%	14.96%	38.29%	22.87%	(17.44)%	28.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I	.41%	.44%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.41 % I	.41%	.41%	.44%	.45%	.45%
Expenses net of all reductions, if any	.41% I	.41%	.41%	.44%	.45%	.44%
Net investment income (loss)	.53% I	.57%	.60%	.65%	.80%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,668,918	$2,803,494	$2,645,493	$2,028,690	$1,791,079	$2,335,000
Portfolio turnover rate J	99 % I	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.80	$37.68	$28.28	$25.18	$36.04	$29.58
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.08	.08	.14	.04
Net realized and unrealized gain (loss)	(.01)	4.94	10.36	5.25	(5.22)	8.01
Total from investment operations	.02	5.02	10.44	5.33	(5.08)	8.05
Distributions from net investment income	(.09)	(.09)	(.09)	(.12)	(.12) C	(.07)
Distributions from net realized gain	(2.32)	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(2.40) D	(4.90) D	(1.04)	(2.23)	(5.78)	(1.59) D
Net asset value, end of period	$35.42	$37.80	$37.68	$28.28	$25.18	$36.04
Total Return E,F,G	(.09) %	14.59%	37.81%	22.46%	(17.76)%	28.17%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.76% J	.76%	.78%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.76 % J	.76%	.77%	.79%	.80%	.80%
Expenses net of all reductions, if any	.76% J	.76%	.77%	.79%	.80%	.79%
Net investment income (loss)	.18% J	.22%	.25%	.30%	.45%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$591,810	$616,074	$557,724	$389,470	$318,997	$399,876
Portfolio turnover rate K	99 % J	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.08	$37.07	$27.85	$24.82	$35.60	$29.27
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.03)	(.02)	(.01)	.04	(.07)
Net realized and unrealized gain (loss)	-	4.84	10.19	5.18	(5.14)	7.93
Total from investment operations	(.03)	4.81	10.17	5.17	(5.10)	7.86
Distributions from net investment income	-	-	-	(.02)	(.04) C	-
Distributions from net realized gain	(2.31)	(4.80)	(.95)	(2.11)	(5.64) C	(1.53)
Total distributions	(2.31)	(4.80)	(.95)	(2.14) D	(5.68)	(1.53)
Net asset value, end of period	$34.74	$37.08	$37.07	$27.85	$24.82	$35.60
Total Return E,F,G	(.24) %	14.21%	37.36%	22.03%	(18.02)%	27.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.08% J	1.08%	1.09%	1.12%	1.12%	1.13%
Expenses net of fee waivers, if any	1.08 % J	1.08%	1.09%	1.12%	1.12%	1.13%
Expenses net of all reductions, if any	1.08% J	1.08%	1.09%	1.12%	1.12%	1.12%
Net investment income (loss)	(.14)% J	(.10)%	(.07)%	(.02)%	.12%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$65,336	$72,818	$68,321	$49,711	$41,957	$53,062
Portfolio turnover rate K	99 % J	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.29	$34.79	$26.33	$23.67	$34.17	$28.30
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.20)	(.19)	(.15)	(.13)	(.25)
Net realized and unrealized gain (loss)	-	4.50	9.60	4.92	(4.91)	7.65
Total from investment operations	(.11)	4.30	9.41	4.77	(5.04)	7.40
Distributions from net investment income	-	-	-	-	(.04) C	-
Distributions from net realized gain	(2.31)	(4.80)	(.95)	(2.11)	(5.42) C	(1.53)
Total distributions	(2.31)	(4.80)	(.95)	(2.11)	(5.46)	(1.53)
Net asset value, end of period	$31.87	$34.29	$34.79	$26.33	$23.67	$34.17
Total Return D,E,F	(.51) %	13.62%	36.61%	21.38%	(18.49)%	27.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.60% I	1.60%	1.62%	1.69%	1.69%	1.70%
Expenses net of fee waivers, if any	1.60 % I	1.60%	1.62%	1.68%	1.69%	1.70%
Expenses net of all reductions, if any	1.60% I	1.60%	1.62%	1.68%	1.69%	1.69%
Net investment income (loss)	(.66)% I	(.62)%	(.60)%	(.59)%	(.45)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$40,462	$42,924	$38,017	$27,192	$22,437	$32,096
Portfolio turnover rate J	99 % I	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.27	$41.57	$31.10	$27.49	$38.84	$31.75
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.17	.15	.22	.12
Net realized and unrealized gain (loss)	(.02)	5.50	11.39	5.75	(5.71)	8.62
Total from investment operations	.06	5.67	11.56	5.90	(5.49)	8.74
Distributions from net investment income	(.12)	(.16)	(.14)	(.18)	(.20) C	(.12)
Distributions from net realized gain	(2.32)	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(2.44)	(4.97) D	(1.09)	(2.29)	(5.86)	(1.65)
Net asset value, end of period	$39.89	$42.27	$41.57	$31.10	$27.49	$38.84
Total Return E,F	.01%	14.83%	38.05%	22.70%	(17.57)%	28.43%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.56% I	.56%	.58%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.56 % I	.56%	.57%	.59%	.59%	.59%
Expenses net of all reductions, if any	.56% I	.56%	.57%	.59%	.59%	.58%
Net investment income (loss)	.38% I	.42%	.45%	.51%	.65%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$175,318	$179,757	$165,239	$111,079	$75,626	$73,345
Portfolio turnover rate J	99 % I	85%	84%	85%	90%	75%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.59	$40.99	$30.67	$27.14	$38.41	$31.42
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.20	.18	.25	.16
Net realized and unrealized gain (loss)	(.01)	5.41	11.24	5.68	(5.63)	8.51
Total from investment operations	.09	5.62	11.44	5.86	(5.38)	8.67
Distributions from net investment income	(.20)	(.22)	(.17)	(.22)	(.23) C	(.16)
Distributions from net realized gain	(2.32)	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)
Total distributions	(2.52)	(5.02)	(1.12)	(2.33)	(5.89)	(1.68) D
Net asset value, end of period	$39.16	$41.59	$40.99	$30.67	$27.14	$38.41
Total Return E,F	.08%	14.94%	38.24%	22.85%	(17.47)%	28.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.44% I	.44%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.44 % I	.44%	.47%	.47%	.48%	.48%
Expenses net of all reductions, if any	.44% I	.44%	.47%	.47%	.48%	.47%
Net investment income (loss)	.50% I	.54%	.55%	.62%	.77%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$122,383	$120,178	$82,129	$37,329	$17,302	$16,639
Portfolio turnover rate J	99 % I	85%	84%	85%	90%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$19,509,108	Market comparable	Enterprise value/Revenue multiple (EV/R)	12.3 - 12.8 / 12.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 89.5 / 74.8	Increase
			Enterprise value/Net income (EV/NI)	14.5 - 27.9 / 21.6	Increase
		Market approach	Transaction price	$8.50	Increase
		Recovery value	Recovery value	$0.00	Increase
Convertible Preferred Stocks	$23,868,166	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 14.4 / 7.7	Increase
		Market approach	Transaction price	$15.49	Increase
			Premium rate	15.0%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	3.0	Increase
			Volatility	70.0% - 90.0% / 84.7%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,293,520,055
Gross unrealized depreciation	(76,829,396)
Net unrealized appreciation (depreciation)	$1,216,690,659
Tax cost	$2,590,019,822

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor Diversified Stock Fund	1,062,004.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	1,879,820,558	2,067,268,647
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	775,348	18,582
Class M	.25%	.25%	176,832	1,455
Class C	.75%	.25%	215,941	46,398
			1,168,121	66,435

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	54,281
Class M	1,752
Class C A	870
56,903
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$6,479

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified Stock Fund	27,667

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified Stock Fund	92,281,657	171,925,594	17,352,593
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Diversified Stock Fund	3,376
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified Stock Fund	3,755	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,312.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Advisor Diversified Stock Fund
Distributions to shareholders
Class O	$173,936,843	$331,294,801
Class A	38,471,809	72,630,931
Class M	4,303,832	8,872,982
Class C	2,867,076	5,215,078
Class I	10,382,881	22,457,869
Class Z	7,497,503	10,775,901
Total	$237,459,944	$451,247,562
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2026	Year ended September 30, 2025	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Advisor Diversified Stock Fund
Class O
Shares sold	125,544	381,581	$4,930,609	$14,112,116
Reinvestment of distributions	3,905,685	7,947,725	149,509,622	287,627,940
Shares redeemed	(3,058,162)	(5,027,202)	(121,008,700)	(185,453,884)
Net increase (decrease)	973,067	3,302,104	$33,431,531	$116,286,172
Class A
Shares sold	714,338	1,935,999	$26,720,753	$67,930,847
Reinvestment of distributions	1,042,297	2,077,021	37,804,095	71,470,298
Shares redeemed	(1,346,394)	(2,514,391)	(50,461,714)	(87,490,012)
Net increase (decrease)	410,241	1,498,629	$14,063,134	$51,911,133
Class M
Shares sold	54,801	199,330	$2,010,973	$6,950,498
Reinvestment of distributions	120,499	261,479	4,289,771	8,851,064
Shares redeemed	(258,399)	(339,911)	(9,492,152)	(11,574,840)
Net increase (decrease)	(83,099)	120,898	$(3,191,408)	$4,226,722
Class C
Shares sold	108,014	338,492	$3,668,682	$10,917,464
Reinvestment of distributions	86,591	163,410	2,832,397	5,135,980
Shares redeemed	(176,870)	(342,846)	(5,956,307)	(10,990,194)
Net increase (decrease)	17,735	159,056	$544,772	$5,063,250
Class I
Shares sold	405,061	2,160,816	$17,122,777	$86,292,031
Reinvestment of distributions	230,718	525,788	9,417,889	20,200,779
Shares redeemed	(493,733)	(2,408,161)	(20,738,444)	(92,434,083)
Net increase (decrease)	142,046	278,443	$5,802,222	$14,058,727
Class Z
Shares sold	447,204	1,391,947	$18,576,266	$53,440,868
Reinvestment of distributions	176,320	264,027	7,063,378	9,972,316
Shares redeemed	(387,861)	(769,939)	(16,007,443)	(29,552,193)
Net increase (decrease)	235,663	886,035	$9,632,201	$33,860,991
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814747.120
ADESI-SANN-0526
Fidelity Advisor® Capital Development Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Capital Development Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	247,700	74,631,203
CANADA - 2.7%
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Athabasca Oil Corp (b)	1,583,500	12,805,963
Imperial Oil Ltd (a)	924,900	121,145,877
TOTAL ENERGY		133,951,840
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (b)	105,400	18,640,290
TOTAL CANADA		152,592,130
FRANCE - 0.3%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	82,200	6,112,546
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	56,500	10,682,623
TOTAL FRANCE		16,795,169
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR (a)	171,900	29,430,999
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	566,400	4,046,741
NETHERLANDS - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,600	4,819,650
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	9,800	12,944,134
BE Semiconductor Industries NV	77,900	16,685,702
TOTAL INFORMATION TECHNOLOGY		29,629,836
TOTAL NETHERLANDS		34,449,486
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	200,600	6,450,240
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	385,700	6,806,381
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	144,300	48,766,185
UNITED KINGDOM - 1.1%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR (a)	116,400	8,665,980
Tobacco - 0.6%
British American Tobacco PLC ADR	589,700	34,479,759
TOTAL CONSUMER STAPLES		43,145,739
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	42,200	1,375,340
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,201,700	18,256,737
TOTAL UNITED KINGDOM		62,777,816
UNITED STATES - 89.0%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.7%
Comcast Corp Class A	1,358,800	39,011,148
Entertainment - 0.6%
Netflix Inc (b)	161,200	15,499,380
Walt Disney Co/The	193,500	18,649,530
		34,148,910
Interactive Media & Services - 8.6%
Alphabet Inc Class A	641,200	184,383,472
Alphabet Inc Class C	545,760	156,556,714
Meta Platforms Inc Class A	255,239	146,029,889
		486,970,075
Media - 0.0%
Versant Media Group Inc Class A	69,560	2,575,111
TOTAL COMMUNICATION SERVICES		562,705,244
Consumer Discretionary - 5.7%
Broadline Retail - 2.9%
Amazon.com Inc (b)	786,600	163,825,182
Hotels, Restaurants & Leisure - 0.8%
Booking Holdings Inc	1,650	6,947,028
Cava Group Inc (a)(b)	59,300	4,797,370
Chipotle Mexican Grill Inc (b)	69,800	2,234,298
Domino's Pizza Inc	21,000	7,534,590
Marriott International Inc/MD Class A1	38,800	12,690,316
Starbucks Corp	114,100	10,222,219
Wingstop Inc	20,800	3,223,376
		47,649,197
Household Durables - 0.8%
DR Horton Inc	49,700	6,819,834
Somnigroup International Inc	389,500	28,791,840
Whirlpool Corp (a)	138,400	7,462,528
		43,074,202
Specialty Retail - 1.1%
Home Depot Inc/The	56,000	18,417,840
Lowe's Cos Inc	174,100	41,136,348
RH (b)	25,200	3,523,464
		63,077,652
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	4,800	734,880
NIKE Inc Class B	133,300	7,040,906
		7,775,786
TOTAL CONSUMER DISCRETIONARY		325,402,019
Consumer Staples - 4.1%
Beverages - 1.6%
Brown-Forman Corp Class B (a)	402,600	10,644,744
Coca-Cola Co/The	545,000	41,447,250
Keurig Dr Pepper Inc	1,402,300	36,922,559
		89,014,553
Consumer Staples Distribution & Retail - 0.9%
Kroger Co/The	26,600	1,924,776
Sprouts Farmers Market Inc (b)	141,500	10,913,895
Sysco Corp	97,200	6,933,276
Target Corp	183,300	22,215,960
US Foods Holding Corp (b)	113,100	10,428,951
		52,416,858
Food Products - 0.1%
Lamb Weston Holdings Inc	108,700	4,593,662
Mondelez International Inc	31,800	1,832,952
		6,426,614
Household Products - 0.0%
Procter & Gamble Co/The	27,400	3,957,656
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	136,700	9,810,959
Kenvue Inc	2,588,413	44,624,240
		54,435,199
Tobacco - 0.5%
Philip Morris International Inc	165,400	27,347,236
TOTAL CONSUMER STAPLES		233,598,116
Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp	115,700	23,938,330
ConocoPhillips	200,800	26,505,600
Exxon Mobil Corp (c)	1,494,419	253,543,128
Shell PLC ADR	1,580,740	147,008,820
TOTAL ENERGY		450,995,878
Financials - 12.7%
Banks - 8.1%
Bank of America Corp	2,961,615	144,378,731
M&T Bank Corp	110,800	22,904,576
PNC Financial Services Group Inc/The	251,016	52,233,919
Wells Fargo & Co	3,020,721	240,479,600
		459,996,826
Capital Markets - 1.5%
Blue Owl Capital Inc Class A	1,073,900	9,804,707
Charles Schwab Corp/The	104,700	9,839,706
Intercontinental Exchange Inc	74,000	11,638,720
KKR & Co Inc Class A	445,485	41,207,363
Moody's Corp	9,800	4,275,250
MSCI Inc	800	431,207
Raymond James Financial Inc	23,850	3,453,242
Robinhood Markets Inc Class A (b)	99,300	6,881,490
		87,531,685
Financial Services - 2.5%
Apollo Global Management Inc	113,500	12,646,170
Corpay Inc (b)	17,600	5,121,424
Mastercard Inc Class A	59,700	29,829,702
PayPal Holdings Inc	94,700	4,283,281
Rocket Cos Inc Class A (b)	616,400	8,783,700
Visa Inc Class A	268,800	81,242,112
		141,906,389
Insurance - 0.6%
Arthur J Gallagher & Co	50,200	10,872,316
Brown & Brown Inc	294,500	19,204,345
Chubb Ltd	20,100	6,551,193
		36,627,854
TOTAL FINANCIALS		726,062,754
Health Care - 8.6%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc (b)	39,500	13,069,365
Biogen Inc (b)	17,300	3,171,609
Gilead Sciences Inc	35,400	4,933,698
Nuvalent Inc Class A (b)	12,500	1,280,625
Vaxcyte Inc (b)	110,900	6,444,399
		28,899,696
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	109,300	11,221,831
Alcon AG (United States)	206,600	15,567,310
Baxter International Inc	1,610,300	27,053,040
Becton Dickinson & Co	36,100	5,676,003
Boston Scientific Corp (b)	705,651	44,279,600
Masimo Corp (b)	33,900	6,029,793
Solventum Corp (b)	47,675	3,113,178
		112,940,755
Health Care Providers & Services - 2.4%
Cardinal Health Inc	31,200	6,592,872
Cigna Group/The	122,100	32,570,175
Humana Inc	83,500	14,478,065
McKesson Corp	19,480	16,857,213
Molina Healthcare Inc (b)	30,200	4,025,660
UnitedHealth Group Inc	220,400	59,638,036
		134,162,021
Life Sciences Tools & Services - 1.0%
Bruker Corp	506,400	18,291,168
Danaher Corp	92,200	17,481,120
Thermo Fisher Scientific Inc	39,900	19,612,047
Waters Corp (b)	4,885	1,454,753
		56,839,088
Pharmaceuticals - 2.7%
Eli Lilly & Co	26,020	23,932,415
GSK PLC ADR	1,076,500	59,412,035
Haleon PLC ADR (a)	3,893,700	38,975,937
Johnson & Johnson	80,357	19,642,465
Merck & Co Inc	120,600	14,506,974
		156,469,826
TOTAL HEALTH CARE		489,311,386
Industrials - 16.4%
Aerospace & Defense - 9.3%
Boeing Co (b)	1,317,273	262,176,846
GE Aerospace (c)	803,959	228,139,445
General Dynamics Corp	52,500	18,019,050
Howmet Aerospace Inc	14,100	3,249,486
Huntington Ingalls Industries Inc (c)	46,300	17,589,370
RTX Corp	3,300	636,570
Textron Inc	16,200	1,418,472
		531,229,239
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	577,700	56,834,126
Building Products - 0.3%
A O Smith Corp	172,000	11,341,680
AAON Inc (a)	9,600	794,400
Modine Manufacturing Co (b)	19,665	4,261,602
Trex Co Inc (b)	60,600	2,207,052
		18,604,734
Commercial Services & Supplies - 0.0%
Veralto Corp	32,233	2,850,042
Electrical Equipment - 4.4%
Emerson Electric Co	35,800	4,690,516
GE Vernova Inc (c)	256,155	223,597,700
Hubbell Inc	13,318	6,535,675
Vertiv Holdings Co Class A	60,461	15,150,317
		249,974,208
Machinery - 1.1%
Allison Transmission Holdings Inc	42,600	4,986,756
Cummins Inc	20,300	10,921,806
Deere & Co	12,900	7,266,570
Donaldson Co Inc	59,000	5,007,330
Nordson Corp	9,300	2,474,358
Otis Worldwide Corp	185,750	14,317,610
Stanley Black & Decker Inc	28,700	2,039,422
Westinghouse Air Brake Technologies Corp	69,902	17,469,209
		64,483,061
Professional Services - 0.2%
Equifax Inc	28,600	5,150,002
TransUnion	88,600	6,130,234
		11,280,236
Trading Companies & Distributors - 0.1%
Watsco Inc	7,900	2,873,941
TOTAL INDUSTRIALS		938,129,587
Information Technology - 21.5%
Communications Equipment - 0.1%
Arista Networks Inc (b)	91,700	11,258,926
IT Services - 0.0%
Gartner Inc (b)	6,000	950,040
Semiconductors & Semiconductor Equipment - 11.6%
Applied Materials Inc	46,200	15,790,698
ARM Holdings PLC ADR (b)	28,200	4,266,096
Broadcom Inc	407,600	126,156,276
Lam Research Corp	121,100	25,874,226
Marvell Technology Inc	41,767	4,137,021
Micron Technology Inc	113,700	38,412,408
NVIDIA Corp	2,505,800	437,011,520
Rambus Inc (b)	31,200	2,684,136
Teradyne Inc	18,200	5,395,572
		659,727,953
Software - 5.7%
Adobe Inc (b)	43,700	10,622,596
Autodesk Inc (b)	52,400	12,544,560
Intuit Inc	12,700	5,491,226
Microsoft Corp	758,000	280,588,860
Oracle Corp	20,600	3,030,466
Salesforce Inc	13,600	2,538,712
Synopsys Inc (b)	19,300	7,652,064
		322,468,484
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	691,900	175,597,301
GPGI Inc Class A	1,758,286	30,066,691
Seagate Technology Holdings PLC	16,800	6,581,568
Western Digital Corp	72,000	19,475,280
		231,720,840
TOTAL INFORMATION TECHNOLOGY		1,226,126,243
Materials - 0.7%
Chemicals - 0.5%
Air Products and Chemicals Inc	22,300	6,477,927
Dow Inc	96,700	4,027,555
LyondellBasell Industries NV Class A1	156,200	12,583,472
Mosaic Co/The	49,806	1,270,053
Sherwin-Williams Co/The	19,600	6,282,780
		30,641,787
Construction Materials - 0.2%
James Hardie Industries PLC (b)	597,130	11,309,642
TOTAL MATERIALS		41,951,429
Real Estate - 0.6%
Industrial REITs - 0.1%
Terreno Realty Corp	64,700	3,973,873
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	23,200	3,142,672
Compass Inc Class A (b)	1,863,400	13,621,454
		16,764,126
Residential REITs - 0.1%
Sun Communities Inc	31,800	4,005,528
Specialized REITs - 0.1%
American Tower Corp (c)	39,700	6,851,426
Equinix Inc	1,400	1,372,336
		8,223,762
TOTAL REAL ESTATE		32,967,289
Utilities - 0.9%
Electric Utilities - 0.7%
Entergy Corp	64,400	7,235,984
Southern Co/The (c)	364,000	35,133,280
		42,369,264
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	21,800	3,277,194
Multi-Utilities - 0.1%
Sempra	60,500	5,878,785
TOTAL UTILITIES		51,525,243
TOTAL UNITED STATES		5,078,775,188
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (b)	1,337,500	31,978,470
TOTAL COMMON STOCKS (Cost $2,945,157,162)		5,547,500,008

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	21,600	6,227,064
Information Technology - 0.0%
Software - 0.0%
Anthropic PBC Series G (f)(g)	18,300	4,742,262
TOTAL UNITED STATES		10,969,326
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,187,192)		10,969,326

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	148,216,507	148,246,151
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	146,595,738	146,610,397
TOTAL MONEY MARKET FUNDS (Cost $294,856,548)			294,856,548

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Exxon Mobil Corp	Chicago Board Options Exchange	800	13,572,800	125	6/2026	64,800
GE Aerospace	Chicago Board Options Exchange	200	5,675,400	290	5/2026	387,000
GE Vernova Inc	Chicago Board Options Exchange	98	8,554,420	730	6/2026	336,140

						787,940
TOTAL PURCHASED OPTIONS (Cost $779,151)						787,940

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $3,250,980,053)	5,854,113,822
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(150,374,649)
NET ASSETS - 100.0%	5,703,739,173

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
American Tower Corp	Chicago Board Options Exchange	36	621,288	200.00	5/2026	(2,160)
Exxon Mobil Corp	Chicago Board Options Exchange	800	13,572,800	180.00	4/2026	(126,000)
Exxon Mobil Corp	Chicago Board Options Exchange	761	12,911,126	195.00	6/2026	(189,870)
Exxon Mobil Corp	Chicago Board Options Exchange	2,499	42,398,034	180.00	6/2026	(1,511,895)
Exxon Mobil Corp	Chicago Board Options Exchange	761	12,911,126	200.00	6/2026	(141,546)
GE Aerospace	Chicago Board Options Exchange	412	11,691,324	360.00	5/2026	(31,930)
GE Vernova Inc	Chicago Board Options Exchange	98	8,554,420	900.00	5/2026	(563,500)
GE Vernova Inc	Chicago Board Options Exchange	173	15,101,170	800.00	4/2026	(1,558,730)
GE Vernova Inc	Chicago Board Options Exchange	171	14,926,590	860.00	4/2026	(831,060)
GE Vernova Inc	Chicago Board Options Exchange	133	11,609,570	1,000.00	6/2026	(549,290)
GE Vernova Inc	Chicago Board Options Exchange	98	8,554,420	950.00	6/2026	(565,950)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	227	8,623,730	450.00	6/2026	(202,030)
Southern Co/The	Chicago Board Options Exchange	382	3,687,064	105.00	5/2026	(18,145)

						(6,292,106)
TOTAL WRITTEN OPTIONS						(6,292,106)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $165,162,662.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,450,240 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,450,240 or 0.1% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,742,262 or 0.1% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	4,742,196

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,875,633	342,250,276	308,883,617	1,975,546	3,859	-	148,246,151	148,216,507	0.2%
Fidelity Securities Lending Cash Central Fund	70,978,571	270,960,650	195,328,427	122,634	(397)	-	146,610,397	146,595,738	0.4%
Total	185,854,204	613,210,926	504,212,044	2,098,180	3,462	-	294,856,548

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	569,155,484	562,705,244	6,450,240	-
Consumer Discretionary	325,402,019	325,402,019	-	-
Consumer Staples	286,903,142	276,743,855	10,159,287	-
Energy	584,947,718	584,947,718	-	-
Financials	727,438,094	726,062,754	1,375,340	-
Health Care	568,762,239	494,131,036	74,631,203	-
Industrials	992,515,618	956,769,877	35,745,741	-
Information Technology	1,333,953,263	1,317,267,561	16,685,702	-
Materials	73,929,899	73,929,899	-	-
Real Estate	32,967,289	32,967,289	-	-
Utilities	51,525,243	51,525,243	-	-

Convertible Preferred Stocks
Health Care	6,227,064	-	6,227,064	-
Information Technology	4,742,262	-	-	4,742,262

Money Market Funds	294,856,548	294,856,548	-	-

Purchased Options	787,940	787,940	-	-
Total Investments in Securities:	5,854,113,822	5,698,096,983	151,274,577	4,742,262
Derivative Instruments:

Liabilities
Written Options	(6,292,106)	(6,292,106)	-	-
Total Liabilities	(6,292,106)	(6,292,106)	-	-
Total Derivative Instruments:	(6,292,106)	(6,292,106)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	787,940	-
Written Options (b)	-	(6,292,106)
Total Equity Risk	787,940	(6,292,106)
Total Value of Derivatives	787,940	(6,292,106)

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities, at value line-item.
(b)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $142,755,756) - See accompanying schedule:
Unaffiliated issuers (cost $2,956,123,505)	$5,559,257,274
Fidelity Central Funds (cost $294,856,548)	294,856,548

Total Investment in Securities (cost $3,250,980,053)		$5,854,113,822
Foreign currency held at value (cost $1,867)		1,824
Receivable for investments sold		6,791,575
Receivable for fund shares sold		484,280
Dividends receivable		5,071,603
Distributions receivable from Fidelity Central Funds		449,972
Prepaid expenses		2,217
Other receivables		372,293
Total assets		5,867,287,586
Liabilities
Payable for investments purchased	$6,181,510
Payable for fund shares redeemed	1,546,293
Accrued management fee	2,571,563
Distribution and service plan fees payable	204,697
Written options, at value (premium received $4,308,157)	6,292,106
Other payables and accrued expenses	132,581
Collateral on securities loaned	146,619,663
Total liabilities		163,548,413
Net Assets		$5,703,739,173
Net Assets consist of:
Paid in capital		$2,687,773,246
Total accumulated earnings (loss)		3,015,965,927
Net Assets		$5,703,739,173

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($4,619,251,308 ÷ 170,517,306 shares)		$27.09
Class A :
Net Asset Value and redemption price per share ($921,931,245 ÷ 36,270,644 shares)(a)		$25.42
Maximum offering price per share (100/94.25 of $25.42)		$26.97
Class M :
Net Asset Value and redemption price per share ($6,633,310 ÷ 274,250 shares)(a)		$24.19
Maximum offering price per share (100/96.50 of $24.19)		$25.07
Class C :
Net Asset Value and offering price per share ($7,554,073 ÷ 335,036 shares)(a)		$22.55
Class I :
Net Asset Value, offering price and redemption price per share ($148,369,237 ÷ 5,455,896 shares)		$27.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$37,461,580
Interest		103,793
Income from Fidelity Central Funds (including $122,634 from security lending)		2,098,180
Total income		39,663,553
Expenses
Management fee	$15,613,605
Distribution and service plan fees	1,230,529
Custodian fees and expenses	177,994
Independent trustees' fees and expenses	9,364
Registration fees	53,972
Audit fees	37,828
Legal	4,882
Miscellaneous	9,584
Total expenses before reductions	17,137,758
Expense reductions	(2,496)
Total expenses after reductions		17,135,262
Net Investment income (loss)		22,528,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	469,600,929
Fidelity Central Funds	3,462
Foreign currency transactions	(24,482)
Written options	5,122,670
Total net realized gain (loss)		474,702,579
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(325,547,125)
Assets and liabilities in foreign currencies	(35,921)
Written options	(1,438,347)
Total change in net unrealized appreciation (depreciation)		(327,021,393)
Net gain (loss)		147,681,186
Net increase (decrease) in net assets resulting from operations		$170,209,477
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,528,291	$46,181,440
Net realized gain (loss)	474,702,579	508,689,473
Change in net unrealized appreciation (depreciation)	(327,021,393)	599,194,570
Net increase (decrease) in net assets resulting from operations	170,209,477	1,154,065,483
Distributions to shareholders	(559,955,859)	(408,939,359)

Share transactions - net increase (decrease)	335,295,375	122,496,361
Total increase (decrease) in net assets	(54,451,007)	867,622,485

Net Assets
Beginning of period	5,758,190,180	4,890,567,695
End of period	$5,703,739,173	$5,758,190,180

Financial Highlights
Fidelity Advisor® Capital Development Fund Class O

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.05	$25.39	$19.50	$16.18	$19.65	$14.71
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.25	.26	.25	.37 C
Net realized and unrealized gain (loss)	.78	5.56	6.54	4.04	(2.60)	5.32
Total from investment operations	.90	5.80	6.79	4.30	(2.35)	5.69
Distributions from net investment income	(.26)	(.26)	(.26)	(.26)	(.38)	(.28)
Distributions from net realized gain	(2.60)	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.86)	(2.14) D	(.90)	(.98) D	(1.12) D	(.75)
Net asset value, end of period	$27.09	$29.05	$25.39	$19.50	$16.18	$19.65
Total Return E,F	2.97%	24.60%	35.97%	27.44%	(12.87)%	39.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.53% I	.53%	.56%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.53 % I	.53%	.53%	.55%	.56%	.56%
Expenses net of all reductions, if any	.53% I	.53%	.53%	.55%	.56%	.56%
Net investment income (loss)	.82% I	.95%	1.12%	1.37%	1.31%	2.03% C
Supplemental Data
Net assets, end of period (000 omitted)	$4,619,251	$4,710,363	$4,059,396	$3,183,538	$2,660,011	$3,567,329
Portfolio turnover rate J	26 % I	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.41	$24.08	$18.54	$15.42	$18.78	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.07	.16	.18	.19	.19	.31 C
Net realized and unrealized gain (loss)	.73	5.25	6.21	3.86	(2.49)	5.09
Total from investment operations	.80	5.41	6.39	4.05	(2.30)	5.40
Distributions from net investment income	(.19)	(.20)	(.21)	(.21)	(.33)	(.24)
Distributions from net realized gain	(2.60)	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.79)	(2.08) D	(.85)	(.93) D	(1.06)	(.71)
Net asset value, end of period	$25.42	$27.41	$24.08	$18.54	$15.42	$18.78
Total Return E,F,G	2.81%	24.24%	35.58%	27.10%	(13.15)%	39.21%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.82% J	.82%	.85%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.82 % J	.82%	.82%	.84%	.85%	.85%
Expenses net of all reductions, if any	.82% J	.82%	.82%	.84%	.85%	.85%
Net investment income (loss)	.53% J	.66%	.83%	1.08%	1.01%	1.74% C
Supplemental Data
Net assets, end of period (000 omitted)	$921,931	$912,737	$765,876	$584,349	$467,810	$552,638
Portfolio turnover rate K	26 % J	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.19	$23.11	$17.82	$14.85	$18.12	$13.61
Income from Investment Operations
Net investment income (loss) A,B	.02	.07	.09	.11	.10	.21 C
Net realized and unrealized gain (loss)	.71	5.03	5.97	3.71	(2.39)	4.93
Total from investment operations	.73	5.10	6.06	3.82	(2.29)	5.14
Distributions from net investment income	(.13)	(.13)	(.13)	(.14)	(.24)	(.17)
Distributions from net realized gain	(2.60)	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.73)	(2.02)	(.77)	(.85)	(.98) D	(.63) D
Net asset value, end of period	$24.19	$26.19	$23.11	$17.82	$14.85	$18.12
Total Return E,F,G	2.64%	23.80%	35.06%	26.51%	(13.54)%	38.61%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.16% J	1.17%	1.21%	1.31%	1.32%	1.33%
Expenses net of fee waivers, if any	1.16 % J	1.17%	1.21%	1.30%	1.32%	1.33%
Expenses net of all reductions, if any	1.16% J	1.17%	1.21%	1.29%	1.32%	1.33%
Net investment income (loss)	.19% J	.31%	.45%	.64%	.54%	1.25% C
Supplemental Data
Net assets, end of period (000 omitted)	$6,633	$5,968	$5,038	$3,965	$3,152	$3,476
Portfolio turnover rate K	26 % J	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.60	$21.83	$16.87	$14.10	$17.28	$12.99
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.04)	(.01)	.02	.01	.13 C
Net realized and unrealized gain (loss)	.67	4.73	5.66	3.53	(2.27)	4.70
Total from investment operations	.63	4.69	5.65	3.55	(2.26)	4.83
Distributions from net investment income	(.07)	(.03)	(.05)	(.06)	(.19)	(.07)
Distributions from net realized gain	(2.60)	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.68) D	(1.92)	(.69)	(.78) D	(.92)	(.54)
Net asset value, end of period	$22.55	$24.60	$21.83	$16.87	$14.10	$17.28
Total Return E,F,G	2.38%	23.19%	34.44%	25.89%	(13.95)%	37.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.66% J	1.66%	1.71%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.66 % J	1.66%	1.70%	1.77%	1.78%	1.80%
Expenses net of all reductions, if any	1.66% J	1.66%	1.70%	1.77%	1.78%	1.80%
Net investment income (loss)	(.31)% J	(.19)%	(.05)%	.15%	.08%	.79% C
Supplemental Data
Net assets, end of period (000 omitted)	$7,554	$6,270	$4,468	$3,662	$2,807	$2,607
Portfolio turnover rate K	26 % J	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.17	$25.50	$19.58	$16.24	$19.73	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.21	.23	.22	.35 C
Net realized and unrealized gain (loss)	.77	5.58	6.58	4.06	(2.62)	5.34
Total from investment operations	.87	5.79	6.79	4.29	(2.40)	5.69
Distributions from net investment income	(.25)	(.23)	(.23)	(.23)	(.36)	(.26)
Distributions from net realized gain	(2.60)	(1.89)	(.64)	(.71)	(.73)	(.47)
Total distributions	(2.85)	(2.12)	(.87)	(.95) D	(1.09)	(.73)
Net asset value, end of period	$27.19	$29.17	$25.50	$19.58	$16.24	$19.73
Total Return E,F	2.87%	24.41%	35.78%	27.23%	(13.03)%	39.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.67%	.70%	.72%	.72%	.71%
Expenses net of fee waivers, if any	.66 % I	.67%	.70%	.72%	.72%	.71%
Expenses net of all reductions, if any	.66% I	.67%	.70%	.72%	.72%	.71%
Net investment income (loss)	.69% I	.81%	.96%	1.21%	1.15%	1.87% C
Supplemental Data
Net assets, end of period (000 omitted)	$148,369	$122,852	$55,790	$39,194	$29,353	$39,639
Portfolio turnover rate J	26 % I	18%	16%	12%	11%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Class O, Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,770,445,966
Gross unrealized depreciation	(173,432,216)
Net unrealized appreciation (depreciation)	$2,597,013,750
Tax cost	$3,255,116,123

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Capital Development Fund
Equity Risk
Purchased Options	-	8,789
Written Options	5,122,670	(1,438,347)
Total Equity Risk	5,122,670	(1,429,558)
Totals	5,122,670	(1,429,558)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	759,476,851	985,083,108
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.52
Class A	.56
Class M	.72
Class C	.72
Class I	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.52
Class A	.56
Class M	.65
Class C	.65
Class I	.65

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,179,584	16,044
Class M	.25%	.25%	16,133	89
Class C	.75%	.25%	34,812	10,612
			1,230,529	26,745
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	77,628
Class M	1,343
Class C A	84
79,055

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$10,967

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital Development Fund	8,814

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital Development Fund	64,723,045	85,240,773	41,489,522
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Capital Development Fund	5,139
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital Development Fund	13,369	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,496.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Advisor Capital Development Fund
Distributions to shareholders
Class O	$454,294,772	$337,703,513
Class A	92,181,871	65,501,963
Class M	635,516	437,072
Class C	714,722	383,789
Class I	12,128,978	4,913,022
Total	$559,955,859	$408,939,359
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2026	Year ended September 30, 2025	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Advisor Capital Development Fund
Class O
Shares sold	627,072	1,287,013	$18,052,241	$33,459,449
Reinvestment of distributions	15,849,133	13,468,592	434,424,728	324,189,000
Shares redeemed	(8,078,907)	(12,508,556)	(231,687,274)	(321,305,047)
Net increase (decrease)	8,397,298	2,247,049	$220,789,695	$36,343,402
Class A
Shares sold	1,335,809	1,917,284	$36,036,220	$46,716,434
Reinvestment of distributions	3,551,374	2,853,639	91,412,376	64,948,815
Shares redeemed	(1,917,928)	(3,279,659)	(51,664,658)	(79,279,834)
Net increase (decrease)	2,969,255	1,491,264	$75,783,938	$32,385,415
Class M
Shares sold	31,070	43,089	$795,910	$1,018,419
Reinvestment of distributions	25,918	20,040	635,516	437,072
Shares redeemed	(10,602)	(53,278)	(268,998)	(1,213,701)
Net increase (decrease)	46,386	9,851	$1,162,428	$241,790
Class C
Shares sold	80,331	89,057	$1,942,114	$1,977,091
Reinvestment of distributions	30,903	18,015	707,360	370,381
Shares redeemed	(31,115)	(56,827)	(751,097)	(1,232,458)
Net increase (decrease)	80,119	50,245	$1,898,377	$1,115,014
Class I
Shares sold	2,182,576	2,817,879	$62,594,417	$74,083,732
Reinvestment of distributions	423,477	190,613	11,658,309	4,612,828
Shares redeemed	(1,361,697)	(985,164)	(38,591,789)	(26,285,820)
Net increase (decrease)	1,244,356	2,023,328	$35,660,937	$52,410,740
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814759.120
ADESII-SANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026